INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX EXPENSE
Schedule of income tax expense
	2012	2013	2014
	$	$	$
Current tax	—	—	—
Deferred tax	323,911	—	—
	323,911	—	—

Schedule of principal components of deferred tax assets

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Inventory write-downs	3,565,291	26,176
Accrued expenses	670,989	646,923
Others	52,005	47,489
Total current deferred tax assets	4,288,285	720,588
Less: valuation allowance	(4,288,285)	(720,588)
Net current deferred tax assets	—	—

Net operating loss carry-forwards	11,263,697	13,630,512
Basis difference in long-lived assets	1,020,262	566,242
Total non-current deferred tax assets	12,283,959	14,196,754
Less: valuation allowance	(12,283,959)	(14,196,754)
Net non-current deferred tax assets	—	—
Total deferred tax assets	—	—

Schedule of reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense
	2012	2013	2014
PRC corporate income tax	25.0%	25.0%	25.0%
Expense not deductible for tax purposes	(0.8)%	(1.3)%	(21.9)%
Effect of change in valuation allowance	(22.2)%	(20.0)%	8.0%
Effect of difference in reversal rate	0.0%	0.6%	0.0%
Effect of different tax rate of group entities in other jurisdiction	(4.5)%	(4.3)%	(11.1)%
Effect of prior year true-up	1.0%	0.0%	0.0%
	(1.5)%	0.0%	0.0%